S000077139 [Member] Average Annual Total Returns	12 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	16.59%	[1]
Performance Inception Date		May 17, 2023
MSCI Emerging Markets ex-China Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	34.61%	19.49%	[1]
Performance Inception Date		May 17, 2023
-
Prospectus [Line Items]
Average Annual Return, Percent	33.76%	25.66%	[1]
Performance Inception Date		May 17, 2023
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.91%	23.90%	[1]
Performance Inception Date		May 17, 2023
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.75%	19.79%	[1]
Performance Inception Date		May 17, 2023

[1]	Since inception May 17, 2023.